VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Retail price inflation
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Inflation (in percent)	3.00%	3.11%
Expense inflation
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Inflation (in percent)	3.30%	3.41%
Bottom of range | Value of In-Force non-annuity business
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk free interest rate, share options granted (in percent)	(0.36%)	0.00%
Bottom of range | Value of In-Force annuity business
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk free interest rate, share options granted (in percent)	0.41%	0.91%
Bottom of range | Financial options and guarantees
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk free interest rate, share options granted (in percent)	(0.36%)	0.00%
Top of range | Value of In-Force non-annuity business
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk free interest rate, share options granted (in percent)	3.75%	3.90%
Top of range | Value of In-Force annuity business
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk free interest rate, share options granted (in percent)	4.53%	4.81%
Top of range | Financial options and guarantees
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk free interest rate, share options granted (in percent)	3.75%	3.90%